Derivative Financial Instruments - Fair Value and Notional Amounts of Derivative Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Notional amounts
Total derivative assets	$ 28.7	$ 0.0
Total derivative liabilities	102.1	31.0
Fair value
Fair value	0.1	0.0
Fair value	(1.7)	(0.5)
Credit default swaps
Notional amounts
Total derivative assets	28.7	0.0
Fair value
Fair value	0.1	0.0
Forwards
Notional amounts
Total derivative liabilities	102.1	31.0
Fair value
Fair value	$ (1.7)	$ (0.5)